UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number           811-09171

HIGHLAND CAPITAL FIXED INCOME FUND

(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 700 , Dallas, TX	75201
(Address of principal executive offices)	(Zip code)

Alan Head 300 Crescent Court, Suite 700, Dallas, TX 75201

(Name and address of agent for service)

Registrant's telephone number, including area code: (972) 628-4100

Date of fiscal year end: December 31, 2011

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	HIGHLAND CAPITAL FIXED INCOME FUND
Reporting Period:	[July 1, 2011 – June 30, 2012]

The Fund commenced operations on December 23, 1998. There have been no proxies voted on behalf of the Fund for the period July 1, 2011 - June, 30, 2012.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND CAPITAL FIXED INCOME FUND

By (Signature and Title)*		/s/ Ethan Powell
Ethan Powell, Secretary
Date	10/18/2012

* Print the name and title of each signing officer under his or her signature.